Fair Value Measurements	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Fair Value Measurements

Note 7 – Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

			Significant Other	Significant Other
		Quoted Prices in Active	Observable Inputs	Unobservable Inputs
Description	March 31, 2021	Markets (Level 1)	(Level 2)	(Level 3)
Assets held in Trust Account:
Cash equivalents - money market funds	$135,709,741	$135,709,741	$-	$-
Total	$135,709,741	$135,709,741	$-	$-

			Significant Other	Significant Other
	December 31,	Quoted Prices in Active	Observable Inputs	Unobservable Inputs
Description	2020	Markets (Level 1)	(Level 2)	(Level 3)
Assets held in Trust Account:
Cash equivalents - money market funds	$135,706,395	$135,706,395	$-	$-
Total	$135,706,395	$135,706,395	$-	$-

Transfers to/from Levels 1,2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the three months ended March 31, 2021 and for the year ended December 31, 2020.

Level 1 instruments include investments in money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Note 8 – Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

			Significant Other	Significant Other
		Quoted Prices in Active	Observable Inputs	Unobservable Inputs
Description	December 31, 2020	Markets (Level 1)	(Level 2)	(Level 3)
Assets held in Trust Account:
Marketable securities	$135,706,395	$135,706,395	$—	$—
Total	$135,706,395	$135,706,395	$—	$—

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the period from April 15, 2020 (inception) through December 31, 2020.

Level 1 instruments include investments in money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.